Unaudited interim condensed consolidated statements of comprehensive loss - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Unaudited interim condensed consolidated statements of comprehensive loss
Revenue	€ 64,960	€ 12,105
Cost of sales	51,947	7,018
Gross profit	13,013	5,087
Research and development expenses	4,335	2,691
General administrative expenses	11,596	7,898
Selling expenses	1,949	2,326
Impairment of financial assets	95	1,174
Other operating income	366	945
Other operating expenses	34	101
Operating loss	(4,630)	(8,158)
Interest and similar expense	259	449
Financial costs, net	(259)	(449)
Loss before taxes	(4,889)	(8,607)
Income tax expenses		129
Loss for the period	(4,889)	(8,736)
Other comprehensive income, all attributable to equity holders of the parent	121	76
Total comprehensive loss	(4,768)	(8,660)
Attributable to:
Equity holders of the parent	(4,803)	(8,599)
Non-controlling interests	35	(61)
Total comprehensive loss	€ (4,768)	€ (8,660)
Loss per share - Basic and diluted (in EUR)	€ (0.22)	€ (0.43)